SCHEDULE OF NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Earnings Per Share [Abstract]
Net income (loss) available to common shareholders	$ (4,555,193)	$ (4,671,686)	$ (18,109,457)	$ (62,197,484)
Add: interest expense on convertible debt			47,075	24,954
Net income (loss) adjusted for common stock equivalents	$ (4,555,193)	$ (4,671,686)	$ (18,065,977)	$ (62,544,744)
Weighted average shares - basic	5,964,709,322	4,798,657,871	5,091,857,082	4,029,658,082
Net income (loss) per share – basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.02)
Weighted average shares – diluted	5,964,709,322	4,798,657,871	5,091,857,082	4,029,658,082
Net income (loss) per share – diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.02)
Add (less) loss (gain) on change of derivative liabilities			$ (3,595)	$ (372,214)
Net income (loss) adjusted for common stock equivalents	$ (4,555,193)	$ (4,671,686)	$ (18,065,977)	$ (62,544,744)